Leases - Schedule Of Weighted Average Lease Term And Average Discount Rate (Details) - MSGE SPINCO, INC [Member]	Jun. 30, 2022	Jun. 30, 2021
Lease Cost [Line Items]
Weighted average remaining lease term (in years)	12 years 10 months 24 days	3 years 7 months 6 days
Weighted average discount rate	4.79%	4.42%